UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  One Monarch Place, Suite 700
          Springfield, MA  01144

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael J. McGrath
Title:    Chief Compliance Officer
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ Michael J. McGrath, Springfield, MA, November 13, 2008

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     -0-

Form 13F Information Table Entry Total: 57
Form 13F Information Table Value Total: $543,546


List of Other Included Managers:

None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD                  COM              g1150g111    31100   818425 SH       SOLE                   797850             20575
ACCO BRANDS                    COM              00081T108     2850   378000 SH       SOLE                   378000
AMB PROPERTY                   COM              00163T109     1359    30000 SH       SOLE                    30000
AMER EXPRESS                   COM              025816109    12249   345725 SH       SOLE                   338050              7675
ANSYS INC                      COM              03662Q105     2007    53000 SH       SOLE                    53000
APOLLO GROUP                   COM              037604105    18590   313483 SH       SOLE                   302258             11225
ARENA RESOURCES                COM              040049108     2525    65000 SH       SOLE                    65000
AVALONBAY COMM                 COM              053484101     1299    13200 SH       SOLE                    13200
AVIS BUDGET                    COM              053774105     6974  1214950 SH       SOLE                  1192950             22000
BERKSHIRE HATH A               COM              084670108      261        2 SH       SOLE                        2
BERKSHIRE HATH B               COM              084670207    78068    17763 SH       SOLE                    17225               538
BROOKFIELD PROP                COM              112900105     1692   106800 SH       SOLE                   106800
CAREER EDUCATN                 COM              141665109     1954   119500 SH       SOLE                   119500
CATHAY GENERAL                 COM              149150104     4062   170675 SH       SOLE                   170675
CINTAS CORP                    COM              172908105     5010   174500 SH       SOLE                   174500
COCA COLA                      COM              191216100    21846   413125 SH       SOLE                   402650             10475
CORINTHIAN COLL                COM              218868107    17746  1183037 SH       SOLE                  1149937             33100
DELL INC                       COM              24702R101    14874   902575 SH       SOLE                   872375             30200
DREW INDUSTRIES                COM              26168L205     2267   132500 SH       SOLE                   132500
DUCKWALL-ALCO                  COM              264142100     2446   165000 SH       SOLE                   165000
EASTERN INSUR                  COM              276534104     2324   172100 SH       SOLE                   172100
EQUITY LIFESTYLE               COM              29472R108     1130    21300 SH       SOLE                    21300
GARTNER INC                    COM              366651107    30714  1354235 SH       SOLE                  1310385             43850
GENERAL ELECTRIC               COM              369604103    25659  1006241 SH       SOLE                   977891             28350
GUARANTY FINL                  COM              40108n106      395   100000 SH       SOLE                   100000
HAMPDEN BANCRP                 COM              40867E107     1036   106000 SH       SOLE                   106000
HELMERICH/PAYNE                COM              423452101     1088    25200 SH       SOLE                    25200
HOME DEPOT                     COM              437076102     2519    97300 SH       SOLE                    97300
ITT EDUCATNL SVC               COM              45068B109     4418    54600 SH       SOLE                    54600
JOHNSON & JOHNSN               COM              478160104    24741   357113 SH       SOLE                   346025             11088
KRAFT FOODS                    COM              50075N104    15927   486325 SH       SOLE                   478425              7900
LOWE'S COMPANIES               COM              548661107     1516    64000 SH       SOLE                    64000
MARINE PRODUCTS                COM              568427108     3569   430000 SH       SOLE                   430000
MERCURY GENL                   COM              589400100    18352   335200 SH       SOLE                   323900             11300
MERRILL LYNCH                  COM              590188108     9110   360075 SH       SOLE                   347475             12600
MICROSOFT                      COM              594918104     6112   229000 SH       SOLE                   229000
MORNINGSTAR                    COM              617700109     1664    30000 SH       SOLE                    30000
OMEGA FLEX                     COM              682095104    14483   642259 SH       SOLE                   615909             26350
PACCAR INC                     COM              693718108     4468   117000 SH       SOLE                   117000
PATTERSON COS                  COM              703395103    13293   437125 SH       SOLE                   426200             10925
PHH CORP                       COM              693320202     1103    83018 SH       SOLE                    80915              2103
POST PROPERTIES                COM              737464107     1152    41200 SH       SOLE                    41200
RAM HOLDINGS                   COM              G7368R104      198   117900 SH       SOLE                   117900
ROFIN-SINAR TECH               COM              775043102     4316   141000 SH       SOLE                   141000
RTI INTL METALS                COM              74973w107     1304    66657 SH       SOLE                    66657
SIMPSON MANUF                  COM              829073105     2993   110500 SH       SOLE                   110500
SOWESTERN ENRGY                COM              845467109    10815   354125 SH       SOLE                   345975              8150
TAUBMAN CENTERS                COM              876664103     1500    30000 SH       SOLE                    30000
TERADATA CORP                  COM              88076w103     3802   195000 SH       SOLE                   195000
THOR INDUSTRIES                COM              885160101     3028   122000 SH       SOLE                   122000
TJX COMPANIES                  COM              872540109    17135   561450 SH       SOLE                   540125             21325
ULTRA PETROLEUM                COM              903914109     2490    45000 SH       SOLE                    45000
UNITED FINL BANC               COM              91030T109     1856   125000 SH       SOLE                   125000
WASHINGTON POST                COM              939640108    16680    29959 SH       SOLE                    28961               998
WEIGHT WATCHERS                COM              948626106    16999   464450 SH       SOLE                   451725             12725
WELLS FARGO                    COM              949746101    36722   978470 SH       SOLE                   948442             30028
WYNDHAM WWIDE                  COM              98310w108     9753   620840 SH       SOLE                   602680             18160